SIGNIFICANT ACCOUNTING POLICIES ERROR CORRECTION SHCEDULE- BALANCESHEETS (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets:
Real estate held for production of income	$ 56	$ 0
Other equity investments	1,323	1,396
Trading securities, at fair value	9,134	6,886
Other invested assets	2,226	1,788
Total investments	58,427	52,527
DAC	4,852	5,139	$ 4,801
Amounts due from reinsurers	4,654	4,503
Guaranteed minimum income benefit reinsurance asset, at fair value	10,316	10,585
Other assets	4,260	4,647
Total Assets	204,352	195,361
Liabilities:
Policyholders' account balances	38,825	32,895
Future policyholders' benefits and other policyholders' liabilities	28,939	28,474
Current and deferred taxes	2,751	3,629
Other liabilities	2,108	2,534
Total Liabilities	189,504	179,753
Equity:
Retained Earnings	6,005	6,998
Accumulated other comprehensive income (loss)	3	215	285
AXA Equitable Equity	11,349	12,536
Noncontrolling interest	3,096	3,059
Equity	14,445	15,595	16,454
Total Liabilities and Equity	204,352	195,361
As Previously Reported
Assets:
Real estate held for production of income	45	0
Other equity investments	1,363	1,477
Trading securities, at fair value	9,134	6,805
Other invested assets	2,186	1,788
Total investments	58,416	52,527
DAC	4,301	4,469
Amounts due from reinsurers	4,635	4,466
Guaranteed minimum income benefit reinsurance asset, at fair value	10,309	10,570
Other assets	4,260	4,634
Total Assets	203,764	194,626
Liabilities:
Policyholders' account balances	38,782	33,033
Future policyholders' benefits and other policyholders' liabilities	25,358	24,531
Current and deferred taxes	3,816	4,647
Other liabilities	2,108	2,586
Total Liabilities	186,945	177,018
Equity:
Retained Earnings	7,983	8,958
Accumulated other comprehensive income (loss)	7	228
AXA Equitable Equity	13,331	14,509
Noncontrolling interest	3,085	3,086
Equity	16,416	17,595	18,108
Total Liabilities and Equity	203,764	194,626
Impact of Revisions
Assets:
Real estate held for production of income	11	0
Other equity investments	(40)	(81)
Trading securities, at fair value	0	81
Other invested assets	40	0
Total investments	11	0
DAC	6	105
Amounts due from reinsurers	19	37
Guaranteed minimum income benefit reinsurance asset, at fair value	7	15
Other assets	0	13
Total Assets	43	170
Liabilities:
Policyholders' account balances	43	(138)
Future policyholders' benefits and other policyholders' liabilities	145	355
Current and deferred taxes	(52)	40
Other liabilities	0	(52)
Total Liabilities	136	205
Equity:
Retained Earnings	(104)	(11)
Accumulated other comprehensive income (loss)	0	3
AXA Equitable Equity	(104)	(8)
Noncontrolling interest	11	(27)
Equity	(93)	(35)	$ (38)
Total Liabilities and Equity	43	170
As Revised
Assets:
Real estate held for production of income	56	0
Other equity investments	1,323	1,396
Trading securities, at fair value	9,134	6,886
Other invested assets	2,226	1,788
Total investments	58,427	52,527
Amounts due from reinsurers	4,654	4,503
Guaranteed minimum income benefit reinsurance asset, at fair value	10,316	10,585
Other assets	4,260	4,647
Liabilities:
Policyholders' account balances	38,825	32,895
Other liabilities	2,108	2,534
Equity:
Noncontrolling interest	$ 3,096	$ 3,059